Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
New York (99.3%)
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.000%	11/15/20 (Prere.)	325	337
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.125%	11/15/20 (Prere.)	150	156
Amherst NY Development Corp. Revenue
(Daemen College Project)	5.000%	10/1/43	975	1,139
Amherst NY Development Corp. Revenue
(Daemen College Project)	5.000%	10/1/48	800	931
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/20 (Prere.)	2,500	2,562
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/20 (Prere.)	3,800	3,895
Battery Park City NY Authority Revenue	4.000%	11/1/44	2,500	3,020
Battery Park City NY Authority Revenue	5.000%	11/1/49	4,000	5,240
1 Battery Park City NY Authority Revenue PUT	1.110%	3/6/20 LOC	850	850
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	7,984
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,750	1,230
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,385	1,617
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/35	1,750	1,097
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/45	3,050	1,274
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	455	183
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/22	1,250	1,355
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/24	1,800	2,060
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/25	1,655	1,939
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,589
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/30	5,990	7,159
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	3,490	4,068
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/24	1,395	1,598
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/25	2,015	2,430

Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/25	1,590	1,864
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/37	5,515	6,271
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/40	5,270	6,151
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue (Catholic Health
System Obligated Group)	5.000%	7/1/30	1,155	1,373
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue (Catholic Health
System Obligated Group)	5.250%	7/1/35	2,200	2,620
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/47	3,000	3,602
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/24	500	590
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/25	630	769
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/26	1,000	1,216
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/28	2,010	2,425
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/29	500	603
Buffalo NY Municipal Water Finance Authority
Revenue	3.000%	7/1/35 (4)	400	426
Buffalo NY Municipal Water Finance Authority
Revenue	3.000%	7/1/36 (4)	400	425
Buffalo NY Municipal Water Finance Authority
Revenue	3.000%	7/1/37 (4)	465	494
Build NYC NY Resource Corp. Revenue
(Children's Aid Society)	5.000%	7/1/25	100	122
Build NYC NY Resource Corp. Revenue
(Children's Aid Society)	5.000%	7/1/26	85	107
Build NYC NY Resource Corp. Revenue
(Children's Aid Society)	5.000%	7/1/27	75	97
Build NYC NY Resource Corp. Revenue
(Children's Aid Society)	5.000%	7/1/35	130	172
Build NYC NY Resource Corp. Revenue
(Children's Aid Society)	4.000%	7/1/36	130	158
Build NYC NY Resource Corp. Revenue
(Children's Aid Society)	4.000%	7/1/37	165	200
Build NYC NY Resource Corp. Revenue
(Children's Aid Society)	4.000%	7/1/38	150	181
Build NYC NY Resource Corp. Revenue
(Children's Aid Society)	3.000%	7/1/39	550	598
Build NYC NY Resource Corp. Revenue
(Children's Aid Society)	4.000%	7/1/44	975	1,160
Build NYC NY Resource Corp. Revenue
(Children's Aid Society)	4.000%	7/1/49	1,400	1,656
Build NYC NY Resource Corp. Revenue
(Consortium for Worker Education Inc.)	5.000%	12/1/39	2,140	2,420
Build NYC NY Resource Corp. Revenue
(Consortium for Worker Education Inc.)	5.000%	12/1/49	1,455	1,614
Copiague NY Union Free School District GO	3.000%	2/15/33	1,005	1,093
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	3,124

Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,870
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/26	300	371
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/27	700	862
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/28	950	1,166
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/29	500	613
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/29	250	322
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/30	380	464
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/30	220	281
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/31	575	699
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/32	240	291
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/32	450	569
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/33	200	242
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/33	450	568
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/36	170	205
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/41	415	496
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/46	300	356
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America)	5.000%	7/1/25	500	601
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24 (Prere.)	2,000	2,354
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24 (Prere.)	655	771
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	1,505	1,854
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	2,000	2,463

Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/29	1,595	1,957
Dutchess County NY Local Development Corp.
Revenue (Marist College Project)	5.000%	7/1/40	1,445	1,728
Dutchess County NY Local Development Corp.
Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,477
Dutchess County NY Local Development Corp.
Revenue (Nuvance Health)	4.000%	7/1/34	2,135	2,549
Dutchess County NY Local Development Corp.
Revenue (Nuvance Health)	4.000%	7/1/35	1,000	1,190
Dutchess County NY Local Development Corp.
Revenue (Nuvance Health)	4.000%	7/1/37	1,100	1,302
Dutchess County NY Local Development Corp.
Revenue (Nuvance Health)	4.000%	7/1/38	1,000	1,179
Dutchess County NY Local Development Corp.
Revenue (Nuvance Health)	4.000%	7/1/44	3,810	4,430
Dutchess County NY Local Development Corp.
Revenue (Nuvance Health)	4.000%	7/1/49	6,600	7,622
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/33	1,105	1,391
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/34	1,345	1,688
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,500
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,243
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/42	7,250	8,937
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	4.000%	7/1/46	5,500	6,226
Erie County NY Fiscal Stability Authority
Revenue	4.000%	9/1/31	1,000	1,201
Erie County NY Fiscal Stability Authority
Revenue	4.000%	9/1/33	600	713
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/39	1,010	1,276
Erie County NY GO	5.000%	4/1/25	560	606
2 Greater Orlando Aviation Authority Florida
Airport Facilities Revenue TOB VRDO	1.200%	3/6/20 (4)	7,500	7,500
2 Greater Orlando Aviation Authority Florida
Airport Facilities Revenue TOB VRDO	1.230%	3/6/20	5,625	5,625
Haverstraw-Stony Point NY Central School
District GO	3.000%	10/15/29	2,250	2,536
Haverstraw-Stony Point NY Central School
District GO	3.000%	10/15/30	2,000	2,228
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/31 (4)	1,100	1,259
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/33 (4)	300	343
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/36 (4)	1,000	1,141
Hempstead NY GO	4.000%	4/1/29 (4)	6,000	6,901
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	5,000	5,601
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,244

Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	2,959
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/26	700	858
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/27	1,740	2,179
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,514
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/30	670	828
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/32	370	453
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	2,071
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/38	480	580
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/38	870	1,075
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,879
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/43	1,025	1,254
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,670	1,897
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/48	1,100	1,340
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/21 (Prere.)	350	365
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	17,665	18,508
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/31	5,000	6,337
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/32	2,500	3,162
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	2,000	2,523
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	14,000	17,622
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	5,200	6,516
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	3,600	4,503
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/38	3,000	3,739
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/39	4,500	5,599
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/42	17,750	21,943
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/44	11,000	12,664
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/45	9,500	11,696
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	7,575	7,888
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	10,860	11,340
Johnstown NY City School District GO	3.000%	6/15/33	1,935	2,111

Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	18,854
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	1,500	1,659
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	3,400	3,762
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	1,000	1,221
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	520	651
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	14,332
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/27	865	1,109
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/28	1,010	1,226
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,550	1,713
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,000	1,276
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/30	1,010	1,283
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/33	750	945
Long Island NY Power Authority Electric System
Revenue	4.000%	9/1/34	12,550	14,886
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	4,500	5,263
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	1,050	1,319
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	6,000	7,003
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	2,400	3,065
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	1,500	1,882
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	2,000	2,450
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	2,285	2,912
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,625	8,416
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	2,150	2,732
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/38	2,150	2,725
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	5,500	6,394
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	2,500	3,032
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/42	7,500	9,274
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	17,550	20,221
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/47	4,000	4,907

Long Island NY Power Authority Electric System
Revenue PUT	1.650%	9/1/24	5,000	5,105
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/40	1,495	1,768
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/43	6,000	7,066
Metropolitan Transportation Authority NY BANS	5.000%	5/15/22	7,000	7,593
Metropolitan Transportation Authority NY
Revenue	5.250%	11/15/24 (2)	10,000	11,965
Metropolitan Transportation Authority NY
Revenue	0.000%	11/15/33	500	385
Metropolitan Transportation Authority NY
Revenue	4.000%	11/15/40	5,000	5,987
Metropolitan Transportation Authority NY
Revenue	4.000%	11/15/41	155	176
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/44 (4)	10,000	12,519
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/52 (15)	5,000	6,321
Metropolitan Transportation Authority NY
Revenue	4.000%	11/15/54 (4)	15,310	17,996
Metropolitan Transportation Authority NY
Revenue PUT	5.000%	11/15/24	17,500	20,589
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	305	306
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	3,664
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,141
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	3,856
Monroe County NY Industrial Development
Corp. Revenue (Nazareth College of
Rochester Project)	5.000%	10/1/22	340	374
Monroe County NY Industrial Development
Corp. Revenue (Nazareth College of
Rochester Project)	5.000%	10/1/23	470	534
Monroe County NY Industrial Development
Corp. Revenue (Nazareth College of
Rochester Project)	5.000%	10/1/32	600	744
Monroe County NY Industrial Development
Corp. Revenue (Nazareth College of
Rochester Project)	4.000%	10/1/47	1,300	1,449
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/27	1,550	1,929
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/29	1,000	1,237
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/34	1,100	1,347
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/35	1,055	1,290
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/36	1,100	1,342

Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,836
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,635	6,122
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	5,000	6,034
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.500%	6/1/39	1,500	1,772
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.000%	6/1/44	2,500	2,845
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/31	2,000	2,561
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/32	1,780	2,100
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/32	1,295	1,527
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/33	1,650	1,941
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/36	1,000	1,167
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/36	900	1,050
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/36	1,000	1,264
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/43	5,000	5,735
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/23 (Prere.)	4,880	5,583
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/29	1,250	1,520
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/31	1,000	1,210
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/32	1,640	1,981
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/33	1,400	1,687
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/37	1,000	1,194
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	4.000%	7/1/39	1,500	1,676
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/45	4,030	4,751
Mount Vernon NY School District GO	4.000%	12/1/32	2,480	2,949
Mount Vernon NY School District GO	4.000%	12/1/33	2,370	2,810
Nassau County NY GO	5.000%	7/1/31 (4)	4,585	5,926
Nassau County NY GO	5.000%	4/1/34	5,740	6,632

Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	715	751
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,250	2,442
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	7,775	8,395
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,151
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,069
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/22 (Prere.)	1,535	1,683
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/22 (Prere.)	8,245	9,040
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/22 (Prere.)	3,025	3,317
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/22 (Prere.)	4,000	4,386
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	792
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	125	141
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	585
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	125	146
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,634
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,962
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,742
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,814
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	2,023
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,151

Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	2,170	2,489
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/22	270	291
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/25	325	381
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/26	335	392
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/27	425	497
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/28	375	438
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,316
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,156
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,433
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/45	2,030	2,316
New York City NY Build NYC Resource Corp.
Revenue (Asia Society Project) VRDO	1.120%	3/6/20 LOC	935	935
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	750	869
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,583
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,536
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,154
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/20	1,775	1,797
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/21	1,875	1,964
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,255
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,210
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,766
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	1,875	2,141
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/27	200	234
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/28	270	314
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/29	225	263
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/30	310	362
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/32	660	769
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/33	660	768
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/34	580	674

New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/38	1,000	1,156
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,182
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,130	1,244
New York City NY Educational Construction
Fund	5.000%	4/1/36	3,100	4,009
New York City NY Educational Construction
Fund	5.000%	4/1/37	2,850	3,677
New York City NY GO	5.000%	8/1/21 (Prere.)	3,500	3,713
New York City NY GO	5.000%	8/1/21 (Prere.)	2,985	3,167
New York City NY GO	5.000%	8/1/22	2,535	2,789
New York City NY GO	5.000%	8/1/24	3,390	3,999
New York City NY GO	5.000%	8/1/24	2,965	3,498
New York City NY GO	5.000%	8/1/25	9,300	11,339
New York City NY GO	5.000%	8/1/25	2,360	2,645
New York City NY GO	5.000%	8/1/26	3,140	3,885
New York City NY GO	5.000%	8/1/27	4,560	5,368
New York City NY GO	5.000%	8/1/28	3,710	4,001
New York City NY GO	5.000%	8/1/28	3,000	3,644
New York City NY GO	5.000%	8/1/28	2,320	3,028
New York City NY GO	5.000%	8/1/29	3,515	4,338
New York City NY GO	5.000%	8/1/29	5,010	5,981
New York City NY GO	5.000%	8/1/29	5,070	6,354
New York City NY GO	5.000%	8/1/29	5,195	6,757
New York City NY GO	5.000%	8/1/30	2,335	2,709
New York City NY GO	5.000%	8/1/30	6,220	7,083
New York City NY GO	5.000%	8/1/30	3,000	3,632
New York City NY GO	5.000%	8/1/30	5,050	6,303
New York City NY GO	5.000%	8/1/30	4,720	5,891
New York City NY GO	5.000%	8/1/30	4,000	5,181
New York City NY GO	5.000%	3/1/31	6,000	6,726
New York City NY GO	4.000%	8/1/31	2,775	3,259
New York City NY GO	5.000%	8/1/31	2,000	2,356
New York City NY GO	5.000%	8/1/31	8,550	10,493
New York City NY GO	5.000%	8/1/31	1,500	1,652
New York City NY GO	5.000%	8/1/31	7,810	9,974
New York City NY GO	5.000%	8/1/31	1,440	1,861
New York City NY GO	5.000%	12/1/31	1,770	2,226
New York City NY GO	5.000%	3/1/32	5,000	5,599
New York City NY GO	4.000%	8/1/32	1,935	2,259
New York City NY GO	5.000%	8/1/32	8,770	10,426
New York City NY GO	5.000%	8/1/32	3,735	4,808
New York City NY GO	5.000%	8/1/32	1,250	1,651
New York City NY GO	5.000%	3/1/33	7,500	8,387
New York City NY GO	5.000%	8/1/33	2,875	3,525
New York City NY GO	5.000%	8/1/33	1,010	1,146
New York City NY GO	5.000%	8/1/33	1,000	1,317
New York City NY GO	5.000%	8/1/33	1,145	1,425
New York City NY GO	5.000%	10/1/33	6,500	7,202
New York City NY GO	4.000%	8/1/34	4,535	5,433
New York City NY GO	5.000%	8/1/34	2,000	2,622
New York City NY GO	5.000%	8/1/34	2,260	2,963
New York City NY GO	5.000%	10/1/34	2,000	2,214
New York City NY GO	5.000%	12/1/34	5,000	6,530
New York City NY GO	5.000%	10/1/35	1,945	2,473

New York City NY GO	5.000%	12/1/35	2,500	3,129
New York City NY GO	5.000%	6/1/36	910	1,090
New York City NY GO	4.000%	8/1/36	2,500	2,896
New York City NY GO	5.000%	10/1/36	3,000	3,193
New York City NY GO	5.000%	10/1/36	5,000	6,334
New York City NY GO	5.000%	3/1/37	6,790	7,567
New York City NY GO	5.000%	3/1/37	7,500	9,538
New York City NY GO	5.000%	8/1/37	4,000	4,945
New York City NY GO	5.000%	3/1/38	7,500	9,507
New York City NY GO	5.000%	4/1/38	1,000	1,270
New York City NY GO	5.000%	8/1/38	10,000	12,341
New York City NY GO	5.000%	10/1/38	6,500	8,171
New York City NY GO	5.000%	10/1/39	8,910	11,150
New York City NY GO	4.000%	10/1/41	6,000	7,002
New York City NY GO	4.000%	12/1/41	1,215	1,442
New York City NY GO	5.000%	12/1/41	8,000	9,928
New York City NY GO	4.000%	3/1/42	7,000	8,199
New York City NY GO	4.000%	12/1/42	3,835	4,542
New York City NY GO	5.000%	4/1/43	5,000	6,284
New York City NY GO	4.000%	12/1/43	1,835	2,101
New York City NY GO	4.000%	12/1/43	2,415	2,854
New York City NY GO	4.000%	8/1/44	9,205	10,964
New York City NY GO	5.000%	4/1/45	5,000	6,262
2 New York City NY GO TOB VRDO	1.220%	3/2/20 LOC	9,125	9,125
New York City NY GO VRDO	1.220%	3/2/20	5,250	5,250
New York City NY GO VRDO	1.220%	3/2/20	1,025	1,025
New York City NY GO VRDO	1.130%	3/6/20 LOC	18,600	18,600
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	1.130%	3/6/20 LOC	7,800	7,800
New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue (New
York City Housing Authority Program)	5.000%	7/1/23	1,000	1,128
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,061
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,435
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	2,943
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/30	3,000	3,263
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.600%	11/1/33	4,000	4,413
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/15/34	5,000	5,429
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.550%	11/1/35	3,000	3,212
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.750%	11/1/40	3,000	3,206
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,617
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.250%	11/1/43	16,000	17,928
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.950%	11/1/48	8,000	8,752
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.000%	11/1/53	15,000	16,366

New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	2.800%	5/1/28	2,025	2,228
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	2.850%	11/1/28	3,195	3,521
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	2.900%	5/1/29	3,480	3,828
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	2.950%	11/1/29	1,670	1,839
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.100%	5/1/30	1,300	1,440
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.125%	11/1/30	2,000	2,210
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.150%	5/1/31	1,325	1,442
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.400%	11/1/39	3,000	3,232
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.800%	11/1/39	2,355	2,612
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	4.000%	11/1/43	5,800	6,412
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.800%	11/1/47	1,000	1,086
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.900%	11/1/48	4,000	4,365
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	4.050%	11/1/48	4,040	4,456
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.650%	11/1/49	3,550	3,814
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.950%	11/1/49	3,500	3,859
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.750%	11/1/54	3,225	3,478
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	1.750%	7/3/23	4,000	4,047
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	7,000	7,523
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	5,000	5,374
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	1.150%	3/6/20	1,650	1,650

New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	9,250	9,742
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	1.140%	3/6/20 LOC	20,705	20,705
New York City NY Housing Development Corp.
Revenue	5.000%	7/1/25	4,220	4,776
New York City NY Housing Development Corp.
Revenue	5.250%	7/1/30	15,000	16,945
New York City NY Industrial Development
Agency Civic Facility Revenue (Churchill
School Center Project)	2.250%	10/1/29 (12)	1,425	1,468
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,865	5,233
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,620	1,626
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,016
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	5,285	3,896
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	3,089
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	14,550	14,693
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,439
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	10,010	10,572
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	15,385	16,249
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	2,545	3,097
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	7,385	7,791
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	3,000	3,690
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,125	6,940
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,000	3,677
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,325
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	3,000	3,674
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	10,035	11,726
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	7,500	9,521

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	3,000	3,668
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/37	11,150	13,075
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/37	3,000	3,668
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	3,006
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	4,965	5,970
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	10,000	12,675
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	10,000	12,503
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/39	5,025	5,865
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	6,915	8,295
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,996
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	11,995
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/40	7,000	8,485
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	3,340	4,252
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/41	7,500	8,993
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/41	10,000	12,089
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,068
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	8,545	9,884
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	24,465	27,560
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	14,445	17,240
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	15,000	18,752
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	7,455	8,636
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	10,500	12,958
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/48	4,805	5,996
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/49	7,000	8,165
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/49	3,000	3,576
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/49	6,000	7,531
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.220%	3/2/20 LOC	4,200	4,200

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.180%	3/2/20	4,300	4,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.180%	3/2/20	6,200	6,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.180%	3/2/20	4,285	4,285
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.180%	3/2/20	1,520	1,520
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.220%	3/2/20	2,000	2,000
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	10,000	11,874
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	2,775	3,291
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26	1,970	2,373
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,081
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,486
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,675
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,295	4,708
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	2,820	3,685
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,750	4,887
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	5,215	6,645
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	1,910	2,489
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,981
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,205	8,973
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	6,492
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	3,000	3,885
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	2,500	3,030
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	4,745	6,010
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/36	3,100	3,635
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/36	3,520	4,192
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	5,954
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	6,441

New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/37	5,050	5,998
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	8,000	10,278
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,448
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/38	14,190	16,804
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/38	5,000	5,921
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/38	3,000	3,843
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/39	3,000	3,545
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/40	5,000	5,665
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	9,410	11,181
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,487
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	2,000	2,408
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	2,000	2,408
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	1,410	1,674
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	3,000	3,799
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/45	5,000	5,923
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/46	3,000	3,498
New York City NY Transitional Finance Authority
Building Aid Revenue	3.500%	7/15/47	8,510	9,437
New York City NY Transitional Finance Authority
Building Aid Revenue	3.000%	7/15/49	5,000	5,381
2 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	1.170%	3/6/20	2,475	2,475
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/20 (Prere.)	1,305	1,347
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	185	193
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	1,225	1,276
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	2,530	3,052
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	5,050	6,178
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	4,825	5,701
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,500	2,987
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	5,850	6,497
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,174

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	5,370	6,565
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	12,000	15,240
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	10,275	12,456
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	9,500	11,603
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,456
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,035	5,684
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	11,769
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/34	3,880	4,569
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	10,794
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	5,500	6,922
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/35	3,600	4,177
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	4,000	4,587
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/36	2,000	2,457
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/36	5,000	5,886
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	11,600	13,609
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/37	5,020	5,895
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	5,000	6,026
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/38	10,000	12,313
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/39	4,965	6,226
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/40	4,000	4,876
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/40	7,000	8,377
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	15,000	17,677
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	3,505	3,772
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/42	1,845	2,143
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/42	5,000	5,809
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	2,500	2,912
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/43	1,000	1,172
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/44	9,000	10,527

New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.180%	3/2/20	3,410	3,410
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.180%	3/2/20	10,535	10,535
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.220%	3/2/20	2,400	2,400
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.220%	3/2/20	1,665	1,665
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.220%	3/2/20	4,000	4,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.120%	3/6/20	565	565
New York City NY Transitional Finance Authority
Revenue	5.000%	8/1/35	2,750	3,551
New York City NY Transitional Finance Authority
Revenue	4.000%	11/1/40	2,305	2,781
New York City NY Transitional Finance Authority
Revenue	3.000%	8/1/42	1,960	2,091
New York City NY Transitional Finance Authority
Revenue	4.000%	11/1/43	2,375	2,844
New York City NY Transitional Finance Authority
Revenue	3.000%	5/1/45	3,000	3,260
New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/25	250	309
New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/26	275	351
New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/27	275	360
New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/28	385	518
New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/29	350	481
New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/30	400	550
New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/31	500	685
New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/32	350	478
New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/33	450	613
New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/34	400	543
New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/35	500	677
New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/36	750	1,012
New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/37	500	672
New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/38	500	670
New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/39	605	809
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,529
New York City Transitional Finance Authority
Future Tax Secured Revenue VRDO	1.220%	3/2/20	1,800	1,800

New York Convention Center Development
Corp. Revenue	0.000%	11/15/32	2,000	1,574
New York Convention Center Development
Corp. Revenue	0.000%	11/15/33	2,000	1,535
New York Convention Center Development
Corp. Revenue	5.000%	11/15/33	4,345	5,307
New York Convention Center Development
Corp. Revenue	0.000%	11/15/34	3,000	2,243
New York Convention Center Development
Corp. Revenue	0.000%	11/15/36	6,000	4,242
New York Convention Center Development
Corp. Revenue	0.000%	11/15/37	2,340	1,603
New York Convention Center Development
Corp. Revenue	0.000%	11/15/38	3,500	2,327
New York Convention Center Development
Corp. Revenue	0.000%	11/15/39	4,000	2,587
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	12,915	15,661
New York Convention Center Development
Corp. Revenue	0.000%	11/15/41	8,570	5,207
New York Convention Center Development
Corp. Revenue	0.000%	11/15/44 (4)	11,075	6,386
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	4,035	4,863
New York Convention Center Development
Corp. Revenue	0.000%	11/15/46	6,915	3,586
New York Convention Center Development
Corp. Revenue	5.000%	11/15/46	13,640	16,619
2 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	10,000	10,077
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,845	3,047
New York Liberty Development Corp. Revenue	5.000%	12/15/41	11,750	12,617
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,464
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,283
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	21,264
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,496
New York Liberty Development Corp. Revenue	5.750%	11/15/51	20,000	21,660
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,412
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,408
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,065
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	5,965	6,419
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	61,830	89,303
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	10,191	15,506
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	10,000	10,320
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	1,150	1,187
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	1,000	1,032
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	1,000	1,032

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	765	821
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	1,235	1,327
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	1,000	1,078
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	1,925	2,148
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	1,160	1,294
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	3,325	3,710
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	3,070	3,426
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	2,050	2,331
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,085	11,192
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/27	2,240	2,004
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	6,520	7,972
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,250	5,196
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/29	6,510	5,550
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,000	3,661
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	6,102
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,000	3,736
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/31	7,500	8,951
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/32	500	395
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	7,500	8,920
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	3,000	3,484
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,664
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	4,950	5,816
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,575	1,746
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,000	3,607
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,250	3,907
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	4,505	5,268
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/36	1,045	1,200
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/37	3,000	3,511

New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	5,845
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,020	11,264
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	3,655	4,229
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/40	2,500	2,942
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	5,245	5,805
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,010	5,589
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/46	5,000	5,751
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	2,045	2,414
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,000	6,039
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/57	4,000	4,914
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	5,000	5,371
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	745	800
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	1,595	1,712
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	1,585	1,696
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	3,405	3,642
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	7,744
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	2,585	3,307
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,194
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/31	2,665	3,406
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/32	2,500	3,194
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	10,000	11,889
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/34	1,700	2,130
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	12,020	15,034
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	8,025	10,025
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/46	5,000	6,131
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/47	8,000	9,856
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/47	5,000	6,235
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/57	5,865	7,321

New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	21,375	22,733
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	22,000	24,715
2 New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.230%	3/6/20	11,605	11,605
2 New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.350%	3/6/20	7,500	7,500
New York Metropolitan Transportation Authority
Revenue VRDO	1.180%	3/2/20 LOC	1,700	1,700
New York NY GO	5.000%	8/1/26	3,875	4,870
New York NY GO	5.000%	1/1/27	3,500	4,448
New York NY GO	5.000%	8/1/27	5,140	6,634
New York NY GO	5.000%	8/1/27	3,190	4,117
New York NY GO	5.000%	9/1/27	3,805	4,921
New York NY GO	5.000%	8/1/28	4,565	5,865
New York NY GO	5.000%	10/1/32	2,485	3,337
New York NY GO	5.000%	12/1/32	1,240	1,631
New York NY GO	3.250%	3/1/33	3,000	3,381
New York NY GO	4.000%	10/1/35	1,000	1,233
New York NY GO	5.000%	10/1/36	2,590	3,422
New York NY GO	4.000%	8/1/38	5,000	6,046
New York NY GO	5.000%	10/1/38	2,910	3,821
New York NY GO	5.000%	3/1/39	5,315	6,724
New York NY GO	4.000%	10/1/39	4,000	4,833
New York NY GO	5.000%	10/1/39	2,220	2,906
New York NY GO	4.000%	10/1/40	3,000	3,613
New York NY GO	3.000%	10/1/41	2,870	3,131
New York NY GO	4.000%	8/1/42	7,000	8,367
New York NY GO	5.000%	10/1/42	3,000	3,898
New York NY GO	5.000%	10/1/43	3,000	3,889
New York NY GO	3.000%	10/1/44	3,000	3,250
New York NY GO	3.500%	4/1/46	3,000	3,316
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	11,000	11,639
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	1,000	1,058
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/22 (Prere.)	13,500	14,851
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/32	1,530	1,839
New York State Dormitory Authority Revenue	5.000%	10/1/23	4,150	4,771
New York State Dormitory Authority Revenue	5.000%	10/1/24	5,525	6,568
New York State Dormitory Authority Revenue	5.000%	10/1/27	2,700	3,405
New York State Dormitory Authority Revenue	5.000%	10/1/28	3,060	3,851
New York State Dormitory Authority Revenue	5.000%	10/1/29	2,250	2,824
New York State Dormitory Authority Revenue	5.000%	10/1/29	3,000	3,763
New York State Dormitory Authority Revenue	5.000%	1/15/30	1,535	1,993
New York State Dormitory Authority Revenue	5.000%	10/1/30 (4)	7,000	9,019
New York State Dormitory Authority Revenue	5.000%	10/1/30	2,000	2,499
New York State Dormitory Authority Revenue	5.000%	1/15/31	5,000	6,457
New York State Dormitory Authority Revenue	5.000%	7/1/31	1,410	1,860
New York State Dormitory Authority Revenue	3.000%	10/1/31	10,000	10,979

New York State Dormitory Authority Revenue	5.000%	10/1/31	2,000	2,492
New York State Dormitory Authority Revenue	5.000%	3/15/32	12,390	15,505
New York State Dormitory Authority Revenue	5.000%	7/1/32	540	710
New York State Dormitory Authority Revenue	3.000%	10/1/32	10,300	11,248
New York State Dormitory Authority Revenue	5.000%	7/1/33	1,210	1,585
New York State Dormitory Authority Revenue	5.000%	3/15/35	5,000	6,448
New York State Dormitory Authority Revenue	4.000%	7/1/35	1,355	1,643
New York State Dormitory Authority Revenue	4.000%	7/1/35	570	688
New York State Dormitory Authority Revenue	5.000%	3/15/36	6,700	8,622
New York State Dormitory Authority Revenue	4.000%	7/1/36	2,000	2,408
New York State Dormitory Authority Revenue	4.000%	7/1/37	1,020	1,224
New York State Dormitory Authority Revenue	5.000%	3/15/39	5,000	6,374
New York State Dormitory Authority Revenue	4.000%	7/1/43	1,410	1,666
New York State Dormitory Authority Revenue	4.000%	3/15/47	5,000	5,771
New York State Dormitory Authority Revenue	4.000%	3/15/48	5,000	5,769
New York State Dormitory Authority Revenue	4.000%	7/1/49	4,000	4,690
New York State Dormitory Authority Revenue	4.000%	7/1/50	15,000	17,744
New York State Dormitory Authority Revenue	4.000%	7/1/53	20,000	23,536
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/26	750	911
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/31	1,100	1,261
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/32	1,340	1,532
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/36	530	650
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/37	505	617
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/38	405	493
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/39	1,010	1,228
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/43	1,185	1,400
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/45	1,500	1,800
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/49	1,460	1,743
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22 (Prere.)	1,000	1,099
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22 (Prere.)	1,630	1,791
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22 (Prere.)	1,000	1,099
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22 (Prere.)	1,210	1,330
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/29	1,010	1,333
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/30	850	1,110
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	3.000%	7/1/31	2,400	2,608
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	770
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	900	1,165

New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	3.000%	7/1/33	2,595	2,794
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/34	700	902
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/35	700	900
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	4.000%	7/1/37	1,705	2,022
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	4.000%	7/1/38	2,200	2,601
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	4.000%	7/1/39	1,305	1,539
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	4.000%	7/1/40	650	765
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	4.000%	7/1/45	3,500	4,072
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/31	510	636
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/38	5,000	6,489
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	1,250	1,517
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/48	12,255	21,017
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	215	218
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	316
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	591
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,146
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	381
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	649
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,105	8,145
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/21 (Prere.)	3,000	3,194
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	400	498
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	1,300	1,616
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	850	1,085
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/30	515	654
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/33	500	589
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/34	1,660	1,952
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/34	755	930
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/35	1,650	1,936

New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/35	500	615
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	3,021
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,587
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	7,335	8,735
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,500	8,821
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,584
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,666
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	1/1/22 (Prere.)	1,000	1,078
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/27	5,035	6,538
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/32	1,875	2,420
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/34	3,000	3,592
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/35	1,420	1,695
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/37	1,350	1,602
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/42	5,000	6,254
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/47	11,500	13,363
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/24	500	587
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/29	3,000	3,898
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/30	3,000	3,883
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	9/1/33	2,250	2,967
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/35	1,200	1,528
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	4.000%	9/1/36	405	485
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	4.000%	8/1/37	3,420	3,994
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	4.000%	9/1/37	300	358
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	4.000%	8/1/38	3,825	4,454
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	4.000%	9/1/38	600	713
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	4.000%	9/1/39	550	652
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	4.000%	9/1/40	1,870	2,211
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	4.000%	9/1/45	3,900	4,559

New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	4.000%	9/1/50	8,800	10,198
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,264
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/20 (Prere.)	1,000	1,016
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/20 (Prere.)	1,000	1,017
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	910	999
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	786
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/27	670	835
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/28	700	867
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/29	1,500	1,853
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/32	745	912
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/33	400	489
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/28	4,510	5,683
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	1,000	1,207
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	3,625	3,976
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	2,000	2,433
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	1,000	1,203
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	5,065	6,343
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/31	865	1,039
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	1,000	1,199
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	2,365	2,832
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	8,845	11,883
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/35	6,030	7,185
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/36	6,025	7,137
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,570
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,614
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/38	7,290	8,294
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/39	9,500	11,020
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	10,947

New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	5,475	7,199
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/43	9,320	10,736
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/45	5,000	6,020
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	8,000	9,542
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/49	7,500	9,756
1,2 New York State Dormitory Authority Revenue
(New York University) TOB PUT	1.200%	3/2/20	4,300	4,300
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	7,000	7,343
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	1,000	1,049
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	2,500	2,623
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/21 (Prere.)	1,000	1,052
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/27	1,595	1,912
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/28	2,000	2,396
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/29	7,910	9,473
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/30	2,000	2,394
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,994
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/33	3,500	4,187
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/36	3,000	3,572
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,290
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/43	2,050	2,375
New York State Dormitory Authority Revenue
(Northwell Health Obligated Group) PUT	5.000%	5/1/24	2,000	2,293
New York State Dormitory Authority Revenue
(Northwell Health Obligated Group) PUT	5.000%	5/1/26	2,000	2,434
New York State Dormitory Authority Revenue
(NY Personal Income Tax)	4.000%	3/15/28	3,290	3,830

New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/27	1,200	1,496
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/28	1,300	1,614
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/30	1,100	1,352
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/31	1,200	1,470
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/33	1,000	1,218
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/35	1,000	1,211
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/37	1,000	1,203
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	34
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	34
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	20	23
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,270	1,428
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/27	975	1,093
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,470	1,645
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	1,560	1,741
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	8,785	10,935
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,695	2,037
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	9/15/28 (Prere.)	10	13
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,040	6,400
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	5,797
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	6,000	7,173
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/31	9,130	11,523
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	7,040	9,251
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,000	1,215
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	3,240	3,863
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	5,000	5,621

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	1,450	1,563
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,153
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	5,000	6,246
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/33	1,750	2,157
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	5,000	5,872
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	3,500	4,355
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	5,000	6,354
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	5,000	5,857
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,510	4,362
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,000	4,035
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	4,305	5,220
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	5,030	6,265
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/36	3,000	3,686
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	3,000	3,721
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,000	1,213
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/37	3,000	3,677
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	12,535
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	5,000	6,216
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	7,860	9,903
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	5,000	5,798
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/38	8,290	10,120
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	7,450	9,236
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,705	4,290
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	5,000	6,550
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/39	3,000	3,653
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	5,030	5,964
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/40	3,000	3,644
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	11,030	11,915

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	9,190	11,492
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/41	3,000	3,959
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,770
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	1,500	1,846
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/44	10,000	11,592
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/47	13,975	16,738
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/48	5,000	6,519
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	3/15/48	10,890	12,764
New York State Dormitory Authority Revenue
(Personal Income Tax)	3.000%	2/15/49	3,000	3,250
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/49	1,705	2,037
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	453
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	585
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/27	420	520
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,165
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	582
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	1,010	1,246
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/30	500	615
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/31	500	614
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,320
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,205	1,450
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,750	2,013
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/22 (Prere.)	3,000	3,300
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/22 (Prere.)	2,290	2,519
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/34	750	985
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/37	1,550	2,011
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	1,905	2,465
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	4.000%	7/1/44	10,355	12,202
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/49	5,000	6,340

New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	2,926
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	2,980
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/35	8,000	10,687
New York State Dormitory Authority Revenue
(Rockefeller University)	4.000%	7/1/49	7,500	8,948
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,108
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,425	1,791
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,184
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,177
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,764
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	880
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,172
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,171
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33	600	742
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,169
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34	520	650
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/26	740	895
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/27	650	784
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/44	2,500	2,784
New York State Dormitory Authority Revenue
(St. John's University) VRDO	1.120%	3/6/20 LOC	500	500
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/22 (Prere.)	2,250	2,475
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/23 (Prere.)	1,300	1,487
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/23 (Prere.)	2,500	2,881
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/31	1,000	1,270
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/32	1,825	2,313
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/35	2,000	2,520
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/36	1,500	1,885
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,035	5,497
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,274

New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/30	505	642
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/31	1,015	1,182
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,916
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/32	575	727
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/33	1,200	1,395
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,177
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	3,000	3,044
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/20 (Prere.)	5,000	5,078
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,575	5,671
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/40	3,000	3,567
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/41	6,685	8,060
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/45	3,000	3,550
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/46	5,110	6,116
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (ETM)	285	306
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (Prere.)	370	396
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23 (Prere.)	1,200	1,354
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23 (Prere.)	13,685	15,439
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	8,975	10,445
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	2,650	3,083
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	8,225	9,990
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	5,000	5,805
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	4,840	5,872
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	5,000	5,799
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,240	6,072
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,000	6,310
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,000	6,238
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	7,995	9,247
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	5,000	6,231

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	1,000	1,260
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	10,020	12,895
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	5,000	5,783
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	3,600	4,526
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	5,000	6,391
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/41	10,000	12,466
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/42	5,000	6,002
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/42	12,280	15,277
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	4,085	5,074
New York State Dormitory Authority Sales Tax
Revenue	4.000%	3/15/44	12,885	14,906
New York State Dormitory Authority Sales Tax
Revenue	4.000%	3/15/47	7,570	8,671
2 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.170%	3/6/20	7,800	7,800
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp.)	3.500%	10/1/29	4,000	4,741
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/31	1,335	1,730
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/34	1,000	1,285
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/36	1,000	1,276
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/41	1,000	1,251
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/42	1,000	1,248
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/23	1,000	1,138
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	870	1,026
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	1,610	1,964
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/26	1,280	1,614
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	3,045	3,815
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	5,870	6,670

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,679
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	6,067
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	2,515	3,238
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	4,000	5,130
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	4,145	4,862
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	3,000	3,722
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	2,500	3,186
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/36	2,500	2,933
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/37	5,610	6,613
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	3,000	3,664
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/42	11,310	14,060
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/44	2,220	2,895
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/46	5,435	6,272
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/49	6,500	7,738
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,811
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,891
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,075
New York State Housing Finance Agency
Affordable Housing Revenue	3.625%	11/1/33	1,340	1,513
New York State Housing Finance Agency
Affordable Housing Revenue	3.550%	11/1/39	1,000	1,106
New York State Housing Finance Agency
Affordable Housing Revenue	3.550%	11/1/39	1,000	1,106
New York State Housing Finance Agency
Affordable Housing Revenue	3.250%	11/1/41	3,145	3,317

New York State Housing Finance Agency
Affordable Housing Revenue	3.850%	11/1/43	1,140	1,270
New York State Housing Finance Agency
Affordable Housing Revenue	3.850%	11/1/43	2,380	2,651
New York State Housing Finance Agency
Affordable Housing Revenue	3.950%	11/1/48	1,500	1,666
New York State Housing Finance Agency
Housing Revenue	3.875%	11/1/48	1,830	2,024
New York State Housing Finance Agency
Housing Revenue	3.900%	11/1/48	1,665	1,844
New York State Housing Finance Agency
Revenue	1.750%	5/1/24	5,700	5,766
New York State Housing Finance Agency
Revenue	3.250%	11/1/31	1,105	1,221
New York State Housing Finance Agency
Revenue	3.650%	11/1/32	1,000	1,106
New York State Housing Finance Agency
Revenue	3.800%	11/1/43	2,325	2,582
New York State Housing Finance Agency
Revenue	3.000%	11/1/44	1,500	1,578
New York State Housing Finance Agency
Revenue	3.875%	11/1/48	2,635	2,914
New York State Housing Finance Agency
Revenue	3.050%	11/1/49	3,000	3,126
New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.450%	9/15/29	15,000	15,967
New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.800%	9/15/29	12,500	13,348
New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.625%	9/15/69	10,000	10,661
New York State Mortgage Agency Homeowner
Mortgage Revenue	4.100%	10/1/38	4,300	4,938
New York State Mortgage Agency Homeowner
Mortgage Revenue	3.750%	10/1/43	3,400	3,738
New York State Mortgage Agency Homeowner
Mortgage Revenue	3.800%	10/1/48	10,170	11,153
New York State Thruway Authority Revenue	5.000%	1/1/22 (Prere.)	9,765	10,534
New York State Thruway Authority Revenue	5.000%	1/1/22 (Prere.)	9,050	9,762
New York State Thruway Authority Revenue	5.000%	1/1/22 (Prere.)	8,500	9,169
New York State Thruway Authority Revenue	5.000%	1/1/22 (Prere.)	4,000	4,315
New York State Thruway Authority Revenue	5.000%	1/1/28	5,215	6,232
New York State Thruway Authority Revenue	5.000%	1/1/29	4,040	4,827
New York State Thruway Authority Revenue	5.000%	1/1/29	1,220	1,497
New York State Thruway Authority Revenue	5.000%	1/1/30	2,665	3,179
New York State Thruway Authority Revenue	5.000%	1/1/30	1,700	2,081
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,549
New York State Thruway Authority Revenue	5.000%	1/1/31	2,900	3,541
New York State Thruway Authority Revenue	5.000%	1/1/32	5,155	6,130
New York State Thruway Authority Revenue	5.000%	1/1/32	2,970	3,623
New York State Thruway Authority Revenue	5.000%	1/1/33	2,340	2,851
New York State Thruway Authority Revenue	5.000%	1/1/33	1,800	2,307
New York State Thruway Authority Revenue	5.000%	1/1/34	2,185	2,793
New York State Thruway Authority Revenue	5.000%	1/1/35	3,100	3,956
New York State Thruway Authority Revenue	4.000%	1/1/36	1,275	1,506

New York State Thruway Authority Revenue	5.000%	1/1/36	2,500	3,332
New York State Thruway Authority Revenue	4.000%	1/1/37	2,500	3,033
New York State Thruway Authority Revenue	4.000%	1/1/38	1,265	1,434
New York State Thruway Authority Revenue	4.000%	1/1/38	2,500	3,022
New York State Thruway Authority Revenue	4.000%	1/1/39	2,500	3,014
New York State Thruway Authority Revenue	4.000%	1/1/40	2,500	3,011
New York State Thruway Authority Revenue	4.000%	1/1/41	2,500	2,998
New York State Thruway Authority Revenue	5.000%	1/1/41	2,500	3,010
New York State Thruway Authority Revenue	5.000%	3/15/42	4,105	5,134
New York State Thruway Authority Revenue	4.000%	1/1/45	10,000	11,880
New York State Thruway Authority Revenue	4.000%	1/1/45	3,000	3,573
New York State Thruway Authority Revenue	3.000%	1/1/46	6,000	6,449
New York State Thruway Authority Revenue	5.000%	1/1/46	5,000	5,979
3 New York State Thruway Authority Revenue	3.000%	1/1/50	10,000	10,758
New York State Thruway Authority Revenue	4.000%	1/1/50	20,000	23,552
New York State Thruway Authority Revenue	4.000%	1/1/50	2,000	2,365
New York State Thruway Authority Revenue	5.000%	1/1/51	5,700	6,784
New York State Thruway Authority Revenue	3.000%	1/1/53	3,500	3,698
New York State Thruway Authority Revenue	3.000%	1/1/53	3,500	3,736
New York State Thruway Authority Revenue	4.000%	1/1/53	8,000	9,388
New York State Thruway Authority Revenue	4.000%	1/1/53	2,000	2,355
New York State Thruway Authority Revenue	5.250%	1/1/56	7,400	8,891
2 New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund) TOB VRDO	1.170%	3/6/20	3,300	3,300
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,687
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	12,340	13,854
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	3,410	4,200
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,000	5,816
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,361
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/40	5,000	6,281
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,152
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.000%	3/15/48	5,000	5,856
New York State Urban Development Corp.
Sales Tax Revenue	4.000%	3/15/42	5,000	6,003
New York State Urban Development Corp.
Sales Tax Revenue	4.000%	3/15/43	5,000	5,990
New York State Urban Development Corp.
Sales Tax Revenue	3.000%	3/15/49	6,000	6,491
Niagara Falls NY Public Water Authority
Revenue	4.250%	7/15/34 (15)	3,000	3,291
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/22 (Prere.)	2,750	2,996
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/22 (Prere.)	320	349
2 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.230%	3/6/20 LOC	2,500	2,500
Oneida County NY Local Development Corp.
Revenue (Mohawk Valley Health System
Project)	4.000%	12/1/34 (4)	1,000	1,200

Oneida County NY Local Development Corp.
Revenue (Mohawk Valley Health System
Project)	4.000%	12/1/35 (4)	1,000	1,197
Oneida County NY Local Development Corp.
Revenue (Mohawk Valley Health System
Project)	4.000%	12/1/36 (4)	1,000	1,194
Oneida County NY Local Development Corp.
Revenue (Mohawk Valley Health System
Project)	4.000%	12/1/49 (4)	3,785	4,398
Oneida County NY Local Development Corp.
Revenue (Utica College Project)	4.000%	7/1/39	500	567
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	2,465	2,535
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	2,060
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/28	450	540
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/29	475	569
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/30	450	537
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,086
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/33	575	680
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/35	635	748
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/40	1,940	2,266
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,780	1,920
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/45	2,450	2,843
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/35	1,140	1,406
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/36	1,475	1,817
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/40	1,200	1,465
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	12/1/45	11,665	15,230
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/31	1,000	1,155
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/32	510	639
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/33	540	674
3 Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	7/1/33	300	395

Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/34	565	702
3 Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	7/1/34	300	394
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/35	595	738
3 Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	7/1/35	410	537
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/36	625	774
3 Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	4.000%	7/1/36	435	520
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/37	355	438
3 Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	4.000%	7/1/37	300	358
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/38	285	351
3 Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	4.000%	7/1/38	275	327
3 Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	4.000%	7/1/39	350	415
3 Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	4.000%	7/1/40	300	355
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,221
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/20	655	661
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	3,500	4,292
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,750	2,131
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,515
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/35	3,015	3,846
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,158
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/38	3,380	4,106
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/38	1,750	2,092
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	13,000	15,764
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/42	3,000	3,766
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/43	10,000	11,820
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	8,765	10,441
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	3,000	3,696
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/47	8,000	9,983
Port Authority of New York & New Jersey
Revenue	4.000%	11/1/49	9,000	10,761

Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	7,750	9,396
Port Authority of New York & New Jersey
Revenue	5.000%	4/15/57	2,000	2,435
Port Authority of New York & New Jersey
Revenue	5.000%	5/15/57	2,000	2,469
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/57	11,450	14,386
Rockland County NY GO	3.000%	6/15/31 (4)	2,955	3,235
Rockland County NY GO	3.000%	6/15/32 (4)	2,815	3,067
Rockland County NY GO	3.000%	6/15/33 (4)	2,970	3,225
Rockland County NY GO	3.000%	6/15/35 (4)	3,105	3,357
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/32	220	283
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/33	175	226
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/34	225	290
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/35	225	289
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/36	500	639
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/38	300	381
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/43	3,550	4,426
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/48	4,520	5,615
Schenectady NY Public Improvement GO	3.000%	5/1/31 (4)	635	696
Schenectady NY Public Improvement GO	3.000%	5/1/32 (4)	1,205	1,312
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/28	310	383
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/29	660	814
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/31	450	553
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/34	830	1,010
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/35	1,510	1,834
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/36	545	662
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/43	8,870	9,748
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21 (Prere.)	1,570	1,658
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,742
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	14,180	14,948

Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,477
3 Suffolk County NY Economic Development
Corp. Revenue (Peconic Landing at Southold
Inc. Project)	4.000%	12/1/21	310	317
3 Suffolk County NY Economic Development
Corp. Revenue (Peconic Landing at Southold
Inc. Project)	4.000%	12/1/23	230	244
3 Suffolk County NY Economic Development
Corp. Revenue (Peconic Landing at Southold
Inc. Project)	4.000%	12/1/24	250	269
3 Suffolk County NY Economic Development
Corp. Revenue (Peconic Landing at Southold
Inc. Project)	4.000%	12/1/25	250	273
3 Suffolk County NY Economic Development
Corp. Revenue (Peconic Landing at Southold
Inc. Project)	5.000%	12/1/29	720	836
3 Suffolk County NY Economic Development
Corp. Revenue (Peconic Landing at Southold
Inc. Project)	5.000%	12/1/34	1,000	1,146
3 Suffolk County NY Economic Development
Corp. Revenue (Peconic Landing at Southold
Inc. Project)	5.000%	12/1/40	2,000	2,269
Suffolk County NY GO	5.000%	4/1/23 (15)	3,160	3,545
Suffolk County NY GO	5.000%	4/1/24 (15)	3,075	3,569
Suffolk County NY GO	5.000%	10/15/25 (4)	3,300	4,009
Suffolk County NY GO	5.000%	10/15/26 (4)	1,150	1,435
Suffolk County NY GO	4.000%	10/15/27 (15)	4,900	5,894
Suffolk County NY GO	4.000%	10/15/27 (4)	2,410	2,834
Suffolk County NY GO	4.000%	10/15/28 (15)	3,850	4,595
Suffolk County NY GO	4.000%	4/1/30 (15)	4,420	5,151
Suffolk County NY GO	4.000%	4/1/31 (15)	4,590	5,328
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,900	8,800
Suffolk County NY Water Authority Water
System Revenue	3.250%	6/1/43	580	632
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,831
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,503
Syracuse NY Industrial Development Agency
Revenue (Syracuse City School District
Project)	4.000%	5/1/33	1,025	1,224
Syracuse NY Industrial Development Agency
Revenue (Syracuse City School District
Project)	4.000%	5/1/34	1,200	1,429
3 Syracuse NY Industrial Development Agency
Revenue (Syracuse City School District
Project)	4.000%	5/1/34	725	876
Syracuse NY Industrial Development Agency
Revenue (Syracuse City School District
Project)	4.000%	5/1/35	1,000	1,189
3 Syracuse NY Industrial Development Agency
Revenue (Syracuse City School District
Project)	4.000%	5/1/35	500	602

3 Syracuse NY Industrial Development Agency
Revenue (Syracuse City School District
Project)	4.000%	5/1/36	1,000	1,198
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/26	3,010	3,655
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/28	5,680	7,013
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/29	5,000	6,149
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/30	5,225	6,387
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/32	1,015	1,232
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/33	5,000	6,048
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/34	6,000	7,242
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/41	5,500	6,374
3 Toledo OH GO	5.000%	9/1/31	1,000	1,327
3 Toledo OH GO	5.000%	9/1/32	1,000	1,323
3 Toledo OH GO	5.000%	9/1/33	1,000	1,319
3 Toledo OH GO	5.000%	9/1/34	3,585	4,719
3 Toledo OH GO	5.000%	9/1/35	1,000	1,313
3 Toledo OH GO	5.000%	9/1/37	2,900	3,787
3 Toledo OH GO	5.000%	9/1/38	2,500	3,254
3 Toledo OH GO	5.000%	9/1/39	2,845	3,694
3 Toledo OH GO	4.000%	9/1/40	2,060	2,407
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,857
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	7,770	8,801
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/29	2,630	2,231
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	725	878
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	500	605
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	2,310	2,952
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/31	5,000	4,010
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	7,917
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	3,010	3,729
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	5,000	7,132
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	3,000	2,391
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	2,000	2,408
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	1,540	1,957
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	3,165	4,013

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	5,000	6,543
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	5,010	6,186
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	2,500	3,037
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	5,010	6,300
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	3,000	3,762
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	2,525	3,008
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/41	7,510	9,185
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	4,600	5,727
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	7,675	9,680
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/43	10,000	12,676
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/44	6,325	8,009
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/45	4,000	4,814
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/47	5,835	7,220
Triborough Bridge & Tunnel Authority New York
Revenue (MTA Bridges and Tunnels)	4.000%	11/15/48	10,000	11,691
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,133
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,169
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,205
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,221
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	1,947
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/28	1,000	1,214
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,840	1,877
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,727
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	11,525
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	8,062
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	9,650	11,151
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,638
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	7,755	9,525
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,185	5,980

4 Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	23,700	29,001
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/38	3,010	3,866
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/39	3,000	3,848
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	22,400	25,725
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	3,010	3,849
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	85	88
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	1,865	1,931
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,662
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/25	1,810	1,924
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	11,710	12,374
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	15	16
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	235	243
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,478
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,555	1,691
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/20	280	284
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/21	425	448
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/22	400	437
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/23	425	481
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/24	250	292
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/25	260	313
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/26	290	348
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/27	270	323
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/28	280	336

Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/29	250	299
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/34	200	238
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/42	450	528
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	12,650	14,465
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	6,250	7,229
Westchester County NY Local Development
Corp. Revenue (Purchase Housing Corp. II
Project)	5.000%	6/1/37	1,275	1,557
Westchester County NY Local Development
Corp. Revenue (Purchase Housing Corp. II
Project)	5.000%	6/1/47	1,045	1,258
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/27	1,000	1,200
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/28	1,000	1,196
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/29	1,000	1,192
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/34	2,500	2,938
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	3.750%	11/1/37	365	389
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	17,065	19,630
Yonkers NY Economic Development Corp.
Educational Revenue (Charter School of
Educational Excellence Project)	4.000%	10/15/29	200	224
Yonkers NY Economic Development Corp.
Educational Revenue (Charter School of
Educational Excellence Project)	5.000%	10/15/39	420	495
Yonkers NY Economic Development Corp.
Educational Revenue (Charter School of
Educational Excellence Project)	5.000%	10/15/49	640	742
Yonkers NY Economic Development Corp.
Educational Revenue (Charter School of
Educational Excellence Project)	5.000%	10/15/54	465	535
				5,544,897
Puerto Rico (0.2%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	1,082	988
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	2,511	2,145
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,148	1,740
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	6,702	7,432
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	687	762
				13,067
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/27	475	562
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/29	1,000	1,137

Guam Power Authority Revenue	5.000%	10/1/31	5,980	7,240
				8,939
Total Tax-Exempt Municipal Bonds (Cost $5,101,931)				5,566,903
Total Investments (99.7%) (Cost $5,101,931)				5,566,903
Other Assets and Liabilities-Net (0.3%)				16,236
Net Assets (100%)				5,583,139
Cost Rounded to $000.

1 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $76,007,000, representing 1.4% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 29, 2020.
4 Securities with a value of $489,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR - Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).

New York Long-Term Tax-Exempt Fund

(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
(20) NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2020	(541)	(118,116)	(919)
10-Year U.S. Treasury Note	June 2020	(47)	(6,333)	(27)
Ultra Long U.S. Treasury Bond	June 2020	(12)	(2,490)	(60)
				(1,006)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which

New York Long-Term Tax-Exempt Fund

considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of February 29, 2020, based on the inputs used to value them:

New York Long-Term Tax-Exempt Fund

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,566,903	—	5,566,903
Derivatives Financial Instruments
Liabilities
Futures Contracts[1]	501	—	—	501
1 Represents variation margin on the last day of the reporting period.